WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2014
WARRANTY OBLIGATIONS AND OTHER GUARANTEES [Abstract]
Summary of the activity related to warranty obligations
(In thousands)
Balance at December 31, 2011	$4,660
Accruals for warranties issued during the period (benefit from expirations), net	2,039
Warranty reserve derecognized upon IPTV divestiture	(2,507)
Settlements made during the period	(2,863)
Balance at December 31, 2012	1,329
Accruals for warranties issued during the period (benefit from expirations), net	(473)
Settlements made during the period	(239)
Balance at December 31, 2013	617
Accruals for warranties issued during the period (benefit from expirations), net	(250)
Settlements made during the period	(150)
Balance at December 31, 2014	$217